Treasury Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 shares	Oct. 08, 2015 $ / shares
Statement [Line Items]
Stock repurchase program, Number of shares authorized, Value | $	$ 1,000
Stock repurchase program, Number of shares repurchased | shares	107,000,000	107,000,000	54,000,000
Stock repurchase program, Number of shares repurchased, Value	$ 864	¥ 5,560,000
Par value per share | $ / shares				$ 0.00001
Treasury shares [member]
Statement [Line Items]
Exercise of share-based payment, Shares | shares	2,219,927	2,219,927
Par value per share | $ / shares	$ 0.00001
Treasury shares issued under share based payment | ¥		¥ 143